Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Accounts receivable	$14,660,902	$2,575,753
Less: allowance for credit losses	(1,385,914)	(1,041,408)
Accounts receivable, net	$13,274,988	$1,534,345

Schedule of Allowance of Credit Loss

The movement of allowance for credit loss is as follows:

	For the six months ended March 31, 2026	For the year ended September 30, 2025
	(Unaudited)
Balance at beginning of the period	$1,041,408	$634,321
Addition	306,340	410,728
Foreign exchange translation	38,166	(3,641)
Balance at end of the period	$1,385,914	$1,041,408